Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	TurnOnGreen, Inc
Entity Central Index Key	0001349706
Entity Tax Identification Number	20-5648820
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1421 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	510
Local Phone Number	657-2635
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1421 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	510
Local Phone Number	657-2635
Contact Personnel Name	Amos Kohn